Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases

The future minimum annual lease payments as of July 31, 2018, related to the lease agreements were as follows (in thousands):

Fiscal 2019, remainder	$9,205
Fiscal 2020	19,482
Fiscal 2021	17,936
Fiscal 2022	16,898
Fiscal 2023	17,269
Thereafter	40,998

Total minimum lease payments	$121,788

The future minimum annual lease payments as of January 31, 2018, related to the lease agreements were as follows:

Year Ending January 31 (in thousands)
2019	$17,930
2020	17,779
2021	15,984
2022	14,871
2023	15,298
Thereafter	38,871

Total minimum lease payments	$120,733